Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 2,046		$ 6,383	$ 9,230
Lease liabilities – current	(1,084)		(2,250)	(3,014)
Lease liabilities – non-current	(1,293)		(4,804)	(7,075)
Total operating lease liabilities	(2,377)		(7,054)	(10,089)
Operating lease expense	732	$ 1,384	2,767	2,383	$ 769
Short-term lease expense	15	157	314	2,252	508
Lease termination expense	55	37	74
Total lease expense	$ 802	$ 1,578	$ 3,155	$ 4,635	$ 1,277
Weighted-average remaining lease term (in years)	2 years 3 months		2 years 11 months 26 days	3 years 9 months
Weighted-average discount rate	4.39%		4.31%	3.93%